Summary of Future Intangible Asset Amortization (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 11,437
2026	9,787
2027	9,637
2028	8,036
Thereafter	10
Intangible assets, net	¥ 38,907	¥ 50,344